FORTIS



February 1, 1996


Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:   Fortis Tax-Free Portfolios, Inc.
      File No. 2-78148
      CIK No. 0000703708


Pursuant to Rule 497(j) under the Securities Act of 1933, the above-referenced investment company (the "Company") certifies that:

1) the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-Effective
Amendment No. 18) filed February 1, 1996; and

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at 612-738-5602 if you have any questions.

Sincerely

/s/
Scott R. Plummer
Corporate Counsel

Attachment


Fortis Financial Group
P. O. Box 64284
St. Paul, MN 55164-0284
(612) 738-4000
(800) 800-2638